ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2018
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	June 30,
	2017	2018

Accounts receivable	$294,641	$324,310
Allowance for doubtful accounts	(48,089)	(49,094)

	$246,552	$275,216

Allowance for Credit Losses on Financing Receivables [Table Text Block]
The movements in allowance for doubtful accounts are as follows:

	June 30,
	2016	2017	2018

Balance at the beginning of year	$34,259	$42,471	$48,089
Additions	12,000	7,400	3,407
Deconsolidation of a subsidiary	-	(160)	-
Written off	(714)	(784)	(3,527)
Translation adjustment	(3,074)	(838)	1,125

Balance at the end of year	$42,471	$48,089	$49,094